Property and equipment, net (Tables)	3 Months Ended
Mar. 31, 2020
Property and equipment, net.
Schedule of Property and equipment, net

	March 31,	December 31,
	2020	2019	2018
	(unaudited)
Leasehold improvements	$5,164	$5,162	$4,981
Computers and peripheral equipment	2,404	2,121	1,333
Office furniture and equipment	1,099	1,071	952
	8,667	8,354	7,266
Less—accumulated depreciation	(3,288)	(3,033)	(2,123)
	$5,379	$5,321	$5,143